Document And Entity Information	Oct. 19, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	FREIGHTCAR AMERICA, INC.
Entity Central Index Key	0001320854
Entity File Number	000-51237
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	25-1837219
Entity Address, Address Line One	125 South Wacker Drive
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	800
Local Phone Number	458-2235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RAIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false